Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Summarized of Financial Information Group's Consolidated Financial Statements
The following table sets forth the assets, liabilities, results of operations and cash flows of Huiye Tianze and its subsidiaries, which are included in the Group’s consolidated financial statements. Transactions between the VIE and its subsidiaries are eliminated in the balances presented below:
Selected Condensed Consolidated Balance Sheets Information

	As of
	December 31, 2022	December 31, 2023
	RMB	RMB
Assets
Current assets
Cash and cash equivalent, net of allowance for doubtful accounts	205,781	159,140
Restricted cash	55,458	42,307
Short-term investments	—	8,879
Contract assets, net of allowance for doubtful accounts	49,888	41,481
Account receivable, net of allowance for doubtful accounts	250,238	175,152
Insurance premium receivables, net of allowance for doubtful accounts	1,792	927
Amount due from related parties	340	277
Deferred costs	—	6,147
Prepaid expense and other receivables, net of allowance for doubtful accounts	96,987	102,729

Total current assets	660,484	537,039

Non-current assets
Restricted cash	—	29,687
Contract assets, net of allowance for doubtful accounts	6,634	12,495
Property, Plant and Equipment, net	38,133	53,821
Intangible assets, net	50,851	45,447
Deferred tax assets	—	—
Long-term investments	66,250	66,667
Operating lease right-of-use assets	162,180	115,412
Goodwill	461	461
Other Assets	279	—

Total non-current assets	324,788	323,990

Total assets	985,272	861,029

	As of
	December 31, 2022	December 31, 2023
	RMB	RMB
Liabilities and Shareholders’ Equity
Short-term borrowings	150,000	30,000
Accounts payable	261,993	204,587
Insurance premium payables	27,567	37,514
Contract liabilities	702	945
Other payables and accrued expenses	195,136	171,706
Payroll and welfare payable	39,674	50,624
Income taxes payable	2,440	2,440
Operating lease liabilities	10,075	16,368
Amount due to related parties	495	2,451

Total current liabilities	688,082	516,635

Non-current liabilities
Deferred tax liabilities	12,054	10,971
Operating lease liabilities	176,032	129,299

Total non-current liabilities	188,086	140,270

Total liabilities	876,168	656,905

Shareholders’ equity
Common shares	44,766	44,766
Additional paid-in capital	470,553	472,775
Accumulated deficit	(407,361)	(318,679)

Total shareholders’ equity attributable to Huize Holding Limited shareholders	107,958	198,862
Non-controlling interests	1,146	5,262

Total shareholders’ equity	109,104	204,124

Total liabilities and shareholders’ equity	985,272	861,029

Selected Condensed Consolidated Statements of Income/(loss) Information

	For the Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Operating revenue
Brokerage income	2,231,388	1,107,090	1,124,872
Other income	11,494	49,223	48,450

Total operating revenue	2,242,882	1,156,313	1,173,322

Operating costs and expenses
Cost of revenue	(1,687,770)	(705,067)	(711,917)
Other cost	(2,670)	(28,282)	(18,919)

Total operating costs	(1,690,440)	(733,349)	(730,836)
Selling expenses	(346,305)	(230,414)	(201,608)
General and administrative expenses	(172,822)	(136,519)	(101,135)
Research and development expenses	(120,478)	(80,911)	(71,842)

Total operating costs and expenses	(2,330,045)	(1,181,193)	(1,105,421)

Operating income/(loss)	(87,163)	(24,880)	67,901

Other income/(expenses)
Interest income/(expenses)	(4,092)	(5,592)	841
Investment income/(loss)	(1,369)	568	(1,477)
Others, net	12,627	17,941	18,400

Profit/(loss) before income tax, and share of income /(loss) of equity method investee	(79,997)	(11,963)	85,665

Share of income/(loss) of equity method investee	2,660	(2,200)	417

Net profit/(loss)	(77,337)	(14,163)	86,082

Net profit/(loss) attributable to non-controlling interests	(51)	(2,553)	366

Net profit/(loss) attributable to Huize Holding Limited	(77,286)	(11,610)	85,716

Net profit/(loss)	(77,337)	(14,163)	86,082
Foreign currency translation adjustment, net of tax	—	—	—

Comprehensive income/(loss)	(77,337)	(14,163)	86,082

Comprehensive income/(loss) attributable to non-controlling interests	(51)	(2,553)	366

Comprehensive income/(loss) attributable to Huize Holding Limited	(77,286)	(11,610)	85,716

Selected Condensed Consolidated Cash Flows Information

	For the Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Net cash provided by/(used in) operating activities	(152,844)	(69,094)	149,531

Cash flows from investing activities:
Purchase of long-term investment	(22,601)	(10,000)	—
Purchase of short-term investment	—	—	(9,968)
Purchase of property, equipment and intangible assets	(37,359)	(16,773)	(30,090)
Proceeds from disposal of property, equipment and intangible assets	961	1,044	955
Acquisition of subsidiary, net of cash paid	(11,805)	(25,964)	—
Payments of inter-company balances	(5,050)	—	—
Proceeds from disposal of investments	890	700	—
Cash received for disposal of subsidiary	—	3,640	1,645
Advances to a third party	—	(26,000)	(23,000)
Repayment from a third party	—	16,000	—
Interests received	—	876	1,075
Others	241	237	361

Net cash provided by/(used in) investing activities	(74,723)	(56,240)	(59,022)

Cash flows from financing activities:
Proceeds from borrowings	184,000	270,200	37,000
Repayments of borrowings	(40,503)	(367,524)	(161,473)
Proceeds from inter-company balances	128,000	6,041	604
Proceeds from exercise of share option	247	—	—
Cash received by subsidiaries from minority shareholders	900	2,850	3,750

Net cash provided by/(used in) financing activities	272,644	(88,433)	(120,119)

Effect of exchange rate changes on cash and cash equivalents	—	—	—

Net increase/(decrease) in cash and cash equivalents and restricted cash	45,077	(213,767)	(29,610)
Total cash and cash equivalents and restricted cash at beginning of year	429,929	475,006	261,239

Total cash and cash equivalents and restricted cash at end of year	475,006	261,239	231,629

Summary of Estimated Useful Life and Residual Value of Property Plant and Equipment
Property, plant and equipment are stated at cost. Depreciation and amortization are calculated using the straight-line method over the following estimated useful lives, taking into account residual value, if any. The table below sets forth the estimated useful life and residual value:

Category	Estimated useful life	Residual value
Buildings	32 years	5%
Office furniture and equipment	5~10 years	0%~5%
Computer and electronic equipment	3~5 years	0%~5%
Motor vehicles	4~5 years	5%
Leasehold improvements	shorter of remaining lease period and estimated useful life	Nil

Summary of Estimated Useful Life and Residual Value of Intangible Assets
Intangible assets with finite lives represent domain name and purchased computer software. These intangible assets are amortized on a straight-line basis over their estimated useful lives of the respective assets. The table below sets forth the estimated useful life and residual value:

Category	Estimated useful life	Residual value
Domain name	10 years	0%
Purchased computer software	3~10 years	0%

Summary of Customer Concentration Risk
Details of the customers accounting for 10% or more of total operating revenue are as follows:

	Year Ended December 31
	2021	%	2022	%	2023	%
	RMB		RMB		RMB
Customer A	715,287	32%	309,781	27%	290,351	24%
Customer H	186,036	8%	60,402	5%	138,125	12%
Customer K	489,862	22%	140,991	12%	80,427	7%

	1,391,185	62%	511,174	44%	508,903	43%

Details of the customers which accounted for 10% or more of accounts receivable are as follows:

	As of December, 31
	2022	%	2023	%
	RMB		RMB
Customer A	32,456	13%	47,177	26%
Customer K	47,941	19%	26,314	15%
Customer M	37,531	15%	20,659	12%

	117,928	47%	94,150	53%

Schedule of Concentration in Monetary as Well as Percentage of Cash and Cash Equivalents
Details of the banks which accounted for 10% or more of cash and cash equivalents and restricted cash are as follows:

	As of December, 31
	2022	%	2023	%
	RMB		RMB
Bank A	154,381	41%	136,110	42%
Bank B	73,255	19%	82,861	26%
Bank C	67,444	18%	34,935	11%
Bank D	40,917	11%	—	—

	335,997	89%	253,906	79%